IFRS 7 - Disclosure - Market Risk - Summary of Structural Interest Rate Sensitivity - Measures (Detail) $ in Millions, $ in Millions	3 Months Ended
	Jan. 31, 2020 CAD ($)	Jan. 31, 2020 USD ($)	Oct. 31, 2019 CAD ($)	Oct. 31, 2019 USD ($)	Jan. 31, 2019 CAD ($)	Jan. 31, 2019 USD ($)
Canadian currency [member] | 100 basis point increase in interest rate [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	$ 240		$ 192		$ 241
Increase (decrease) in present value of shareholders' equity	(494)		(511)		(418)
Canadian currency [member] | 100 basis point decrease in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	(235)		(190)		(301)
Increase (decrease) in present value of shareholders' equity	$ 364		$ 388		$ 333
Denominated in U.S. dollars [member] | 100 basis point increase in interest rate [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income		$ 49		$ 24		$ 50
Increase (decrease) in present value of shareholders' equity		(299)		(307)		(286)
Denominated in U.S. dollars [member] | 100 basis point decrease in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income		(49)		(35)		(64)
Increase (decrease) in present value of shareholders' equity		$ 236		$ 206		$ 78